QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                  REGISTERED MANAGEMENT INVESTMENT COMPANIES


                                    811-8255
               -------------------------------------------------
                       Investment Company Act file number


                              THE WORLD FUNDS, INC.
              --------------------------------------------------
              (Exact name of registrant as specified in charter)


            8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
     --------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)


                           Thomas S. Harman, Esquire
                          Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Avenue, NW
                              Washington, DC 20004
     ---------------------------------------------------------------------
                    (Name and address of agent for service)

                                 (800) 527-9525
      -------------------------------------------------------------------
              Registrant's telephone number, including area code:

                        Date of fiscal year end: 09/30
                        -------------------------------

                      Date of reporting period: 12/31/05
                      -----------------------------------

ITEM 1. SCHEDULE OF INVESTMENTS.



The World Funds, Inc.

QUARTERLY STATEMENTS OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
-----------------------------------------------------------------------

CONTENTS:

Dividend Capital Realty Income Fund

                      DIVIDEND CAPITAL REALTY INCOME FUND
                             SCHEDULE OF INVESTMENTS
                                December 31, 2005
                                   (Unaudited)

Number
  of                                                               Market
shares                Security Description                          Value
-----------------------------------------------------------      ------------


       COMMON STOCK                                       35.20%

       APARTMENTS:                                         4.21%

  3,600 AVALONBAY COMMUNITIES                                      321,300
  5,900 BRE PROPERTIES CLASS A                                     268,332
  7,700 ESSEX PROPERTY TRUST INC.                                  709,940
  7,900 MID-AMERICAN APARTMENT                                     383,150
                                                                 ------------
                                                                 1,682,722
                                                                 ------------

       HEALTHCARE:                                         1.09%

18,600 C HARTWELL SENIORS HOUSING REAL ESTATE INVESTMENT (CANADA)  255,192
18,600 MEDICAL PROPERTIES                                          181,908
                                                                 ------------
                                                                   437,100
                                                                 ------------

       HOTELS:                                             7.96%

31,400 HILTON                                                      757,054
 8,800 LASALLE HOTEL PROPERTIES                                    323,136
18,900 MERISTAR HOSPITALITY                                        177,660
10,100 STARWOOD HOTELS                                             644,986
48,000 SUNSTONE HOTEL                                            1,275,360
                                                                 ------------
                                                                 3,178,196
                                                                 ------------

       INDUSTRIAL:                                         4.11%

13,000 FIRST POTOMAC REALTY                                        345,800
15,500 PROLOGIS                                                    724,160
27,200 SUMMIT REAL ESTATE                                          573,376
                                                                 ------------
                                                                 1,643,336
                                                                 ------------

       OFFICE/SUBURBAN:                                    5.04%

 6,000 ALEXANDRIA REAL ESTATE EQUITIES                             483,000
15,000 ARDEN REALTY INC.                                           672,450
 8,900 KILROY REALTY CORP                                          550,910
25,600 REPUBLIC PROPERTY TRUST                                     307,200
                                                                 ------------
                                                                 2,013,560
                                                                 ------------

       OFFICE/CENTRAL BUSINESS DISTRICT:                   3.51%

 7,900 BOSTON PROPERTIES INC.                                      585,627
10,700 SL GREEN REALTY CORP                                        817,373
                                                                 ------------
                                                                 1,403,000
                                                                 ------------

       REALTY/DIVERSIFIED:                                 1.61%

 7,700 VORNADO REALTY TRUST                                        642,719
                                                                 ------------

       REGIONAL MALLS:                                     4.07%

 3,800 MACERICH CO.                                                255,132
 8,100 RIOCAN REAL ESTATE INVESTMENT TRUST (CANADA)                158,355
15,800 SIMON PROPERTY GROUP                                      1,210,754
                                                                 ------------
                                                                 1,624,241
                                                                 ------------

       SELF STORAGE:                                       1.85%

10,900 PUBLIC STORAGE                                              738,148
                                                                 ------------

       SHOPPING CENTER:                                    1.75%

 7,800 CALLOWAY REALTY INVESTMENT TRUST (CANADA)                   158,808
 6,800 FEDERAL REALTY INVESTMENT TRUST                             412,420
 4,000 KIMCO REALTY CORP.                                          128,320
                                                                 ------------
                                                                   699,548
                                                                 ------------

       TOTAL COMMON STOCKS                                      14,062,570
                                                                 ------------


       PREFERRED STOCK:                                   64.80%

       APARTMENTS:                                         8.47%

26,200 APARTMENT INVESTMENT & MANAGEMENT CO. SERIES G, 9.375%      682,510
18,500 APARTMENT INVESTMENT & MANAGEMENT CO. SERIES Q, 10.100%     468,605
20,800 APARTMENT INVESTMENT & MANAGEMENT CO. SERIES R, 10.000%     530,816
14,800 APARTMENT INVESTMENT & MANAGEMENT CO. SERIES U, 7.750%      367,632
26,400 APARTMENT INVESTMENT & MANAGEMENT CO. SERIES V, 8.000%      665,544
26,800 ASSOCIATED ESTATES REALTY CORP. SERIES B                    670,268
                                                                 ------------
                                                                 3,385,375
                                                                 ------------

       HEALTHCARE:                                         2.97%

47,100 MEGA HEALTHCARE SERIES DO                                 1,187,862
                                                                 ------------

       HOTELS:                                            12.87%

21,000 ASHFORD HOSPITALITY, SERIES A                               537,600
27,900 BOYKIN LODGING COMPANY, SERIES A                            729,585
20,200 EAGLE HOSPITALITY, SERIES A                                 493,890
26,200 FELCOR LODGING TRUST INC., SERIES C                         629,324
27,000 HERSHA HOSPITALITY TRUST SERIES A                           666,630
19,600 LASALLE HOTEL PROPERTIES, SERIES A                          509,600
26,600 RED LION HOTEL, SERIES  A                                   687,610
19,800 SUNSTONE HOTEL, SERIES A                                    498,960
15,800 WINSTON HOTELS INC, SERIES B                                387,100
                                                                 ------------
                                                                 5,140,299
                                                                 ------------

       MANUFACTURING:                                      1.00%

20,700 AFFORDABLE RESIDENTIAL COMMUNITIES INC. SERIES A            401,580
                                                                 ------------

       MORTGAGE:                                          20.64%

33,600 ACCREDITED HOME, SERIES A                                   851,424
25,500 AMERICAN HOME MORTGAGE INVESTMENT CORP, SERIES A            684,675
21,000 AMERICAN HOME MORTGAGE INVESTMENT CORP, SERIES B            534,240
12,100 ANNALLY MORTGAGE, SERIES A                                  294,030
 4,500 ANTRACITE CAPITAL INC., SERIES C                            117,900
28,000 ANWORTH MORTGAGE ASSET CORP. SERIES A                       673,400
22,800 IMPAC MORTGAGE HOLDINGS INC., SERIES B                      542,640
41,700 IMPAC MORTGAGE HOLDINGS INC., SERIES C                      929,910
18,800 MFA MORTGAGE INVESTMENT, SERIES A                           448,380
40,800 NEW CENTURY, SERIES A                                       950,640
26,800 NEWCASTLE INVESTMENT CORP., SERIES B                        702,696
20,000 NEWCASTLE INVESTMENT CORP., SERIES C                        495,000
26,700 NOVASTAR FINANCIAL INC., SERIES C                           627,450
15,600 RAIT INVESTMENT TRUST, SERIES A                             391,560
                                                                 ------------
                                                                 8,243,945
                                                                 ------------

       NET LEASE:                                          4.42%

26,300 ENTERTAINMENT PROPERTIES TRUST, SERIES A                    675,910
23,000 ENTERTAINMENT PROPERTIES TRUST, SERIES B                    556,600
25,300 TRUSTSTREET, SERIES A                                       531,300
                                                                 ------------
                                                                 1,763,810
                                                                 ------------

       OFFICE/SUBURBAN:                                    3.85%

 5,200 BEDFORD PROPERTY INVESTORS INC, SERIES B                    129,480
18,500 DIGITAL REALTY, SERIES A                                    468,050
22,000 DIGITAL REALTY, SERIES B                                    535,700
 2,450 PRIME GROUP, SERIES B                                        51,083
13,900 PS BUSINESS PK , SERIES D                                   352,643
                                                                 ------------
                                                                 1,536,956
                                                                 ------------

       OTHER REAL ESTATE COMPANIES:                        5.67%

100,000 HOVNANIAN ENTERPRISES, SERIES A                          2,265,000
                                                                 ------------

       REALTY/DIVERSIFIED:                                 3.31%

16,900 COLONIAL PROPERTIES, SERIES E                               412,867
22,900 CRESCENT REAL ESTATE EQUITES CO., SERIES B                  601,125
12,000 SIZELER PROPERTY INVESTORS,  SERIES B                       308,760
                                                                 ------------
                                                                 1,322,752
                                                                 ------------


       REGIONAL MALLS:                                     0.49%

 3,500 PA REAL ESTATE, SERIES A                                     195,650
                                                                 ------------

       SPECIALTY FINANCE:                                  1.11%

18,000 CAPITAL LEASE, SERIES A                                      442,800
                                                                 ------------


       TOTAL PREFERRED STOCKS                                  $ 25,886,029
                                                                 ------------


       TOTAL SECURITIES                              100.00%   $ 39,948,599
                                                                 ============

For information on each Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual shareholder report.


ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a), exactly as set forth below:
Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The World Funds, Inc.
             -----------------------------

By:  /s/ John Pasco, III
     -------------------------------------
         John Pasco, III
         Principal Executive Officer

Date: March 1, 2006
      ------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ John Pasco, III
     -------------------------------------
        John Pasco, III
        Principal Executive Officer

Date: March 1, 2006
      ------------------------------------


By:  /s/ John Pasco, III
     -------------------------------------
        John Pasco, III
        Principal Financial Officer

Date: March 1, 2006
      ------------------------------------